Advances for drilling units under construction and related costs (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Advances for drilling units under construction	$ 420,912	$ 394,852
Ocean Rig Santorini
Advances for drilling units under construction	159,358
Ocean Rig Crete
Advances for drilling units under construction	108,400
Ocean Rig Amorgos
Advances for drilling units under construction	$ 76,600